STOCK OPTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			12 Months Ended
	Dec. 29, 2021	Aug. 15, 2021	Nov. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price		$ 0.05
Risk free rate	1.29%
Volatility factor	152.10%
Dividend yields	0.00%
Expected life	5 years
Fair value of option granted per share	$ 0.022
Fair value of option granted	$ 519
Share based compensation expenses				$ 32	$ 1,736		$ 456
Remaining expense from stock based compensation							$ 63
Weighted average period for recognition							6 months
Options outstanding and exercisable, intrinsic value							$ 1
Shares issued for granted to service						28,222,082
General and administrative expense				$ 27
David Kretzmer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options purchase		9,425,680
Ilanit Halperin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options purchase		9,425,680
Doron Birger [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options purchase		2,365,420
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for granted to service			1,411,104			1,411,104
2018 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance		90,000,000